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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited)

Shares		Value
COMMON STOCK: 96.0%
	Australia: 11.3%
40,446	Amcor Ltd.	$249,726
57,968	AMP Ltd.	280,508
22,251	Australia & New Zealand Banking Group Ltd.	482,321
36,330	BHP Billiton Ltd.	1,493,630
101,652	BlueScope Steel Ltd.	187,532
17,553	Commonwealth Bank of Australia	810,511
3,720	CSL Ltd.	124,289
128,071	CSR Ltd.	208,500
161,705	Goodman Fielder Ltd.	212,973
63,859	Macquarie Airports Management Ltd.	185,917
7,552	Macquarie Group Ltd.	256,111
48,573	Metcash Ltd.	194,057
25,062	National Australia Bank Ltd.	562,010
4,581	Newcrest Mining Ltd.	173,411
74,698	OneSteel Ltd.	178,569
11,695	Orica Ltd.	279,536
24,358	QBE Insurance Group Ltd.	392,723
3,850	Rio Tinto Ltd.	302,284
13,317	Santos Ltd.	158,409
16,081	Sonic Healthcare Ltd.	181,610
200,640	SP AusNet	173,047
24,976	Suncorp-Metway Ltd.	215,811
3,143	TABCORP Holdings Ltd.	21,361
102,360	Tattersall’s Ltd.	243,070
87,319	Telstra Corp. Ltd.	234,966
14,545	Wesfarmers Ltd.	437,525
35,792	Westpac Banking Corp.	731,798
3,709	Woodside Petroleum Ltd.	148,806
13,611	Woolworths Ltd.	349,528
8,747	WorleyParsons Ltd.	210,517
		9,681,056
	Bahamas: 0.9%
20,687	Teekay LNG Partners LP	751,766
		751,766
	Belgium: 0.6%
7,965	Delhaize Group	544,632
		544,632
	Brazil: 0.8%
9,644	CPFL Energia S.A. ADR	684,820
		684,820
	Canada: 1.9%
9,300	Canadian Imperial Bank of Commerce	716,658
13,000	Labrador Iron Ore Royalty Corp.	862,530
		1,579,188
	China: 6.5%
899,000	Bank of China Ltd.	479,890
180,000	China Communications Construction Co., Ltd.	156,042
634,000	China Construction Bank	570,693
327,000	China Dongxiang Group Co.	145,627
112,000	China Life Insurance Co., Ltd.	478,884
238,000	China Petroleum & Chemical Corp.	220,975
53,000	China Shenhua Energy Co., Ltd.	221,984
167,600	China Zhongwang Holdings Ltd.	91,172
188,500	Fosun International	140,416
132,500	Greentown China Holdings Ltd.	143,920
135,600	Guangzhou R&F Properties Co., Ltd.	179,447
19,500	Hengan International Group Co., Ltd.	179,376
356,000	Huaneng Power International, Inc.	189,999
728,000	Industrial and Commercial Bank of China Ltd.	564,230
178,000	Jiangsu Expressway Co., Ltd.	193,453
392,000	PetroChina Co., Ltd.	481,739
1,136,000	Renhe Commercial Holdings Co. Ltd	205,658
287,000	Soho China Ltd.	215,218
14,300	Tencent Holdings Ltd.	316,721
192,000	Zhejiang Expressway Co., Ltd.	180,519
188,000	Zijin Mining Group Co. Ltd	175,870
		5,531,833
	Denmark: 0.6%
15,486	D/S Norden	487,713
		487,713
	Finland: 0.7%
68,770	Nokia OYJ	635,956
		635,956
	France: 7.1%
15,481	Alstom	636,849
13,927	BNP Paribas	823,773
13,754	Bouygues S.A.	548,432
3,407	Neopost S.A.	300,527
15,062	Sanofi-Aventis	913,039
22,877	Total S.A.	1,110,456
20,333	Veolia Environnement	535,383
10,367	Vinci S.A.	501,474
28,445	Vivendi	692,602
		6,062,535
	Germany: 4.9%
4,677	Allianz AG	512,112

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		Germany (continued)
9,284		Deutsche Boerse AG	$560,861
33,306		Deutsche Post AG	532,636
34,155		E.ON AG	977,749
3,838		Muenchener Rueckversicherungs AG	532,359
11,845		RWE AG	735,827
4,183		Wincor Nixdorf AG	308,495
			4,160,039
		Hong Kong: 6.3%
12,900		ASM Pacific Technology	121,887
57,000		Belle International Holdings	103,299
95,000		BOC Hong Kong Holdings Ltd.	325,917
16,000		Cheung Kong Holdings Ltd.	235,683
137,000		China Agri-Industries Holdings Ltd.	162,890
86,500		China Mobile Ltd.	860,052
30,500		CLP Holdings Ltd.	250,923
231,000		CNOOC Ltd.	497,145
90,000		Cosco Pacific Ltd.	141,980
42,610		Esprit Holdings Ltd.	205,093
38,000		Hang Lung Properties Ltd.	176,431
21,300		Hang Seng Bank Ltd.	349,987
14,500		Hong Kong Exchanges and Clearing Ltd.	330,985
30,500		HongKong Electric Holdings	196,195
25,000		Hutchison Whampoa Ltd.	249,525
30,000		Li & Fung Ltd.	186,866
90,000		NWS Holdings Ltd.	144,128
66,000		Sino Land Co.	137,423
234,000		Skyworth Digital Holdings Ltd.	123,429
14,000		Sun Hung Kai Properties Ltd.	230,500
23,000		Swire Pacific Ltd.	353,106
			5,383,444
		India: 3.7%
16,549		DLF Ltd.	110,507
2,898		HDFC Bank Ltd.	144,722
20,948		Hindustan Lever Ltd.	135,926
17,672		Housing Development Finance Corp.	264,347
15,139		ICICI Bank Ltd.	375,661
7,385		Infosys Technologies Ltd.	490,756
58,221		Jaiprakash Associates Ltd.	139,497
6,461		Jindal Steel & Power Ltd.	89,550
7,611		Mahindra & Mahindra Ltd.	126,904
8,475		Oil & Natural Gas Corp. Ltd.	229,821
7,857		Reliance Energy Ltd.	144,358
12,993		Reliance Industries Ltd.	278,953
29,256		Sterlite Industries India Ltd.	102,696
10,822		Tata Motors Ltd.	291,402
17,415		Tata Steel Ltd.	221,499
			3,146,599
		Indonesia: 1.1%
64,000		Astra Agro Lestari Tbk PT	170,906
35,500		Astra International Tbk PT	203,706
165,500		Bank Rakyat Indonesia	192,067
38,000		Indo Tambangraya Megah PT	206,154
266,500		International Nickel Indonesia Tbk PT	131,771
			904,604
		Ireland: 0.7%
35,282		CRH PLC	613,796
			613,796
		Italy: 2.3%
28,711		Altantia S.p.A.	561,890
37,699		ENI S.p.A.	758,564
154,228		Intesa Sanpaolo S.p.A.	401,158
110,823		Intesa Sanpaolo S.p.A. - RNC	237,057
			1,958,669
		Luxembourg: 0.6%
17,505		ArcelorMittal	551,769
			551,769
		Malaysia: 1.4%
161,900		Berjaya Sports Toto BHD	214,578
117,100		Malayan Banking BHD	314,360
141,100		PLUS Expressways Bhd	195,035
39,600		PPB Group Bhd.	223,476
299,500		YTL Power International	233,535
			1,180,984
		Netherlands: 1.5%
46,616		Koninklijke KPN NV	664,647
19,847		Royal Dutch Shell PLC - Class B	589,917
			1,254,564
		New Zealand: 0.2%
129,569		Telecom Corp. of New Zealand Ltd.	208,019
			208,019
		Norway: 0.9%
39,513		Statoil ASA	783,576
			783,576
		Philippines: 0.1%
1,730	@	Philippine Long Distance Telephone Co.	94,175
			94,175
		Portugal: 0.9%
68,799		Banco Espirito Santo S.A.	248,459
171,881		Energias de Portugal S.A.	548,691
			797,150
		Singapore: 2.3%
36,500		DBS Group Holdings Ltd.	386,773
3,000		Jardine Cycle & Carriage Ltd.	84,102

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
41,000		Keppel Corp. Ltd.	$330,794
45,000		SembCorp Marine Ltd.	165,850
83,000		Singapore Press Holdings Ltd.	263,321
44,000		Singapore Telecommunications Ltd.	103,200
107,000		StarHub Ltd.	213,099
22,000		United Overseas Bank Ltd.	308,310
23,000		Wilmar International Ltd.	104,767
			1,960,216
		South Korea: 6.4%
8,280		Dongkuk Steel Mill Co., Ltd.	203,313
5,270	@	Doosan Infracore Co., Ltd.	113,482
6,080		Hana Financial Group, Inc.	199,196
8,830	@	Hynix Semiconductor, Inc.	178,752
848		Hyundai Heavy Industries	271,390
1,174		Hyundai Mobis	278,209
2,255		Hyundai Motor Co.	335,144
6,450		Kangwon Land, Inc.	144,832
5,972		KB Financial Group, Inc.	279,296
306		KCC Corp.	88,359
4,232		KT&G Corp.	228,756
755		LG Chem Ltd.	252,335
2,742		LG Corp.	193,094
7,930		LG Display Co., Ltd.	270,274
700	@	NHN Corp.	118,318
961		Posco	377,380
1,355		Samsung Electronics Co., Ltd.	964,293
6,930		Samsung Heavy Industries Co., Ltd.	198,214
8,910		Shinhan Financial Group Ltd.	343,061
1,204		SK Energy Co., Ltd.	171,603
13,120		Woori Finance Holdings Co., Ltd.	161,507
780		Yuhan Corp.	107,924
			5,478,732
		Spain: 2.1%
67,180		Banco Santander Central Hispano S.A.	640,415
14,916		Indra Sistemas S.A.	238,383
41,560	@	Telefonica S.A.	882,632
			1,761,430
		Sweden: 1.2%
42,202		Svenska Cellulosa AB - B Shares	615,909
38,088		Telefonaktiebolaget LM Ericsson	393,120
			1,009,029
		Switzerland: 4.9%
21,088		Credit Suisse Group	779,711
11,953		Nobel Biocare Holding AG	198,749
18,228		Novartis AG	970,762
8,048		Roche Holding AG - Genusschein	1,103,656
1,886		Syngenta AG	523,461
2,672		Zurich Financial Services AG	594,513
			4,170,852
		Taiwan: 5.4%
102,000		Asia Cement Corp.	100,940
35,000		Asustek Computer, Inc.	302,121
73,000		Cheng Shin Rubber Industry Co., Ltd.	155,727
70,000		Chicony Electronics Co., Ltd.	148,606
101,298		Chunghwa Telecom Co., Ltd.	245,444
139,000		Coretronic Corp.	197,869
230,237		Fubon Financial Holding Co., Ltd.	280,437
53,792		HON HAI Precision Industry Co., Ltd.	191,099
189,689		Lite-On Technology Corp.	245,765
25,049		MediaTek, Inc.	320,473
360,000		Mega Financial Holdings Co., Ltd.	238,869
158,520		Quanta Computer, Inc.	311,110
183,000		Taiwan Cement Corp.	188,026
312,301		Taiwan Semiconductor Manufacturing Co., Ltd.	647,144
78,000		Transcend Information, Inc.	181,413
121,000		TSRC Corp.	229,551
86,000		U-Ming Marine Transport Corp.	174,233
101,082		Wistron Corp.	204,574
407,000		Yuanta Financial Holding Co., Ltd.	248,645
			4,612,046
		Thailand: 1.0%
39,300		Advanced Info Service PCL	117,506
184,700		Charoen Pokphand Foods PCL	152,617
206,300		PTT Aromatics & Refining PCL	258,920
49,900		Siam Commercial Bank PCL	170,845
87,200		Thai Oil PCL	193,767
			893,655
		Turkey: 0.7%
25,596		Tupras Turkiye Petrol Rafine	622,207
			622,207
		United Kingdom: 12.4%
16,335		AstraZeneca PLC	763,575
88,410		Balfour Beatty PLC	376,813
229,768		BT Group PLC	607,865
59,384		GlaxoSmithKline PLC	1,124,790
91,703		Group 4 Securicor PLC	339,902
172,141		Hays PLC	289,538
74,503		HSBC Holdings PLC	753,935
31,208		Imperial Tobacco Group PLC	916,370
123,702		Ladbrokes PLC	237,851
94,448		Reed Elsevier PLC	749,074
273,757		Royal & Sun Alliance Insurance Group	512,185
53,581		Scottish & Southern Energy PLC	933,985

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
47,559		Tate & Lyle PLC		$377,282
171,968		Thomas Cook Group PLC		499,051
40,983		Unilever PLC		1,134,697
292,313		Vodafone Group PLC		729,294
101,564		William Hill PLC		245,977
				10,592,184
		United States: 4.6%
27,300		Altria Group, Inc.		655,200
9,000		Chevron Corp.		728,730
16,000		Honeywell International, Inc.		795,360
11,200		Kimberly-Clark Corp.		693,168
38,000		Pfizer, Inc.		619,020
21,700		Pitney Bowes, Inc.		476,098
				3,967,576
		Total Common Stock
		(Cost $82,801,056)		82,064,814
REAL ESTATE INVESTMENT TRUSTS: 1.9%
		Australia: 0.8%
63,147		Stockland		221,873
36,473		Westfield Group		424,071
				645,944
		Singapore: 0.3%
173,600		Ascendas Real Estate Investment Trust		273,355
				273,355
		United Kingdom: 0.8%
33,807		Land Securities Group PLC		330,996
83,642		Segro PLC		355,744
				686,740
		Total Real Estate Investment Trusts
		(Cost $1,633,895)		1,606,039
EXCHANGE-TRADED FUNDS: 0.8%
		Australia: 0.2%
7,800		iShares MSCI Australia Index Fund		183,768
				183,768
		United States: 0.6%
8,100		iShares MSCI All Country Asia ex Japan Index Fund		493,128
				493,128
		Total Exchange-Traded Funds
		(Cost $708,646)		676,896
RIGHTS: 0.0%
		China: 0.0%
89,900		Bank of China Ltd.		16,208
44,380		China Construction Bank Corp.		15,031
32,760		Industrial & Commercial Bank of China		10,759
				41,998
		Taiwan: 0.0%
17,787		Taiwan Cement Corp.		2,541
				2,541
		Total Rights
		(Cost $-)		44,539
		Total Investments in Securities
		(Cost $85,143,597)*	98.7%	$84,392,288
		Other Assets and Liabilities - Net	1.3	1,099,068
		Net Assets	100.0%	$85,491,356

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $86,325,406.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,968,815
		Gross Unrealized Depreciation		(8,901,933)
		Net Unrealized Depreciation		$(1,933,118)

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	6.2%
Consumer Staples	8.0
Energy	10.1
Financials	25.3
Health Care	7.1
Industrials	10.7
Information Technology	8.3
Materials	9.8
Telecommunication Services	5.8
Utilities	6.6
Other Long-Term Investments	0.8
Other Assets and Liabilities - Net	1.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2010
Asset Table
Investments, at value
Common Stock*
Australia	$—	$9,681,056	$—	$9,681,056
Bahamas	751,766	—	—	751,766
Belgium	—	544,632	—	544,632
Brazil	684,820	—	—	684,820
Canada	1,579,188	—	—	1,579,188
China	—	5,531,833	—	5,531,833
Denmark	—	487,713	—	487,713
Finland	—	635,956	—	635,956
France	—	6,062,535	—	6,062,535
Germany	—	4,160,039	—	4,160,039
Hong Kong	196,195	5,187,249	—	5,383,444
India	—	3,146,599	—	3,146,599
Indonesia	—	904,604	—	904,604
Ireland	—	613,796	—	613,796
Italy	—	1,958,669	—	1,958,669
Luxembourg	—	551,769	—	551,769
Malaysia	—	1,180,984	—	1,180,984
Netherlands	—	1,254,564	—	1,254,564
New Zealand	—	208,019	—	208,019
Norway	—	783,576	—	783,576
Philippines	—	94,175	—	94,175
Portugal	—	797,150	—	797,150
Singapore	—	1,960,216	—	1,960,216
South Korea	—	5,478,732	—	5,478,732
Spain	—	1,761,430	—	1,761,430
Sweden	—	1,009,029	—	1,009,029
Switzerland	—	4,170,852	—	4,170,852
Taiwan	—	4,612,046	—	4,612,046
Thailand	—	893,655	—	893,655
Turkey	—	622,207	—	622,207
United Kingdom	—	10,592,184	—	10,592,184
United States	3,967,576	—	—	3,967,576
Total Common Stock	7,179,545	74,885,269	—	82,064,814
Real Estate Investment Trusts	—	1,606,039	—	1,606,039
Exchange-Traded Funds	676,896	—	—	676,896
Rights	31,239	13,300	—	44,539
Total Investments, at value	$7,887,680	$76,504,608	$—	$84,392,288

Liabilities Table
Other Financial Instruments+:
Written options	—	(41,377)	—	(41,377)
Total Liabilities	$—	$(41,377)	$—	$(41,377)

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums	Fair
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

1,100	Societe Generale	Australia S&P/ASX 200 Index	12/09/10	4,825.000	AUD	$102,350	$(514)
2,200	Goldman Sachs & Co.	Dow Jones Euro Stoxx 50	12/09/10	2,874.870	EUR	210,006	(3,723)
1,000	Morgan Stanley	FTSE 100 Index	12/09/10	5,853.848	GBP	191,476	(5,259)
1,300	Deutsche Bank AG	Hong Kong Hang Seng Index	12/09/10	24,816.792	HKD	106,037	(241)
13,000,000	Societe Generale	Korea KOSPI 200 Index	12/09/10	254.408	KRW	61,100	(19,015)
8,400	Deutsche Bank AG	Taiwan TAIEX Index	12/09/10	8,457.534	TWD	46,578	(12,625)

						$717,547	$(41,377)

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2010:

Derivatives Fair Value*
Equity contracts	$(41,377)
Total	$(41,377)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 18, 2011